Loss per share - Summary of loss per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic and diluted earnings per share [abstract]
Net loss for the year	$ (26,754)	$ (32,423)	$ (30,225)
Number of ordinary shares issued at December 31	832,146,748	717,988,732	544,314,537
Weighted average basic number of ordinary shares	767,069,645	598,392,108	542,795,969
Assumed exercise of share equivalents	6,323,417	1,759,991	321,955
Weighted average diluted number of shares	773,393,062	600,152,099	543,117,924
Basic and diluted loss per share in the year	$ (0.03)	$ (0.05)	$ (0.06)